CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Income Statement [Abstract]
Revenue	$ 134,950	$ 123,932
Cost of revenue	116,105	109,978
GROSS PROFIT	18,845	13,954
Operating expenses:
Research and development	1,422	1,159
Selling, general and administrative	11,819	11,260
Total operating expenses	13,241	12,419
OPERATING PROFIT	5,604	1,535
Other expense, net	(3,506)	(4,540)
PROFIT (LOSS) BEFORE INCOME TAX EXPENSE	2,098	(3,005)
Income tax expense	(944)	(306)
NET PROFIT (LOSS)	$ 1,154	$ (3,311)
PROFIT (LOSS) PER SHARE - BASIC AND DILUTED
Net profit (loss)	$ 0.05	$ (0.3)
Weighted average number of shares outstanding	21,000,000	10,961,698
COMPREHENSIVE PROFIT (LOSS)
Net profit (loss)	$ 1,154	$ (3,311)
Translation adjustment	608	158
Comprehensive profit (loss)	$ 1,762	$ (3,153)